AB Global Risk Allocation Fund, Inc.

Consolidated Portfolio of Investments

February 28, 2026 (unaudited)

Company	Shares		U.S. $ Value

INVESTMENT COMPANIES – 33.8%
Funds and Investment Trusts – 33.8%(a)
Altegrity, Inc.(b) (c) (d) (e)		1,120	$0
Invesco S&P 500 Equal Weight ETF(f)		9,240	1,893,923
iShares Core MSCI Emerging Markets ETF		103,880	7,973,829
iShares Core MSCI Europe ETF(f)		202,660	15,505,516
iShares MSCI Emerging Markets ex China ETF(f)		37,400	3,279,232
VanEck Morningstar Wide Moat ETF		60	6,416
Vanguard S&P 500 ETF		45,420	28,661,837

Total Investment Companies (cost $41,621,729)			57,320,753

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 8.3%
United Kingdom – 8.3%

United Kingdom Gilt 4.75%, 12/07/2030 (g) (cost $13,546,426)	GBP	9,930	14,012,472

INFLATION-LINKED SECURITIES – 7.0%
United States – 7.0%
U.S. Treasury Inflation Index 0.375%, 01/15/2027 (TIPS)	U.S.$	7,553	7,533,820
0.50%, 01/15/2028 (TIPS)		4,302	4,273,423

Total Inflation-Linked Securities (cost $11,781,928)			11,807,243

EMERGING MARKETS - TREASURIES – 1.6%
Brazil – 1.6%

Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2035 (cost $2,502,121)	BRL	16,522	2,691,853

	Notional Amount

PURCHASED OPTIONS - PUTS – 0.3%
Options on Equity Indices – 0.3%
S&P 500 Index Expiration: Sep 2026; Contracts: 16; Exercise Price: USD 7,000.00; Counterparty: Morgan Stanley & Co., Inc.(c) (premium paid $756,484)	USD	11,200,000	568,800

PURCHASED OPTIONS - CALLS – 0.3%
Options on Equity Indices – 0.3%
S&P 500 Index Expiration: Sep 2026; Contracts: 16; Exercise Price: USD 7,000.00; Counterparty: Morgan Stanley & Co., Inc.(c) (premium paid $606,196)	USD	11,200,000	537,600

Company	Shares		U.S. $ Value

COMMON STOCKS – 0.0%
Financials – 0.0%
Financial Services – 0.0%
EXOR NV(b) (c) (e)		480	$42,169

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Woodside Energy Group Ltd.		261	5,329

Total Common Stocks (cost $21,807)			47,498

WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc./Canada, expiring 03/31/2040(b) (c) (e) (cost $0)		53	0

SHORT-TERM INVESTMENTS – 43.5%
Investment Companies – 24.4%

AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(a) (h) (i) (cost $41,381,355)		41,381,355	41,381,355

	Principal Amount (000)

U.S. Treasury Bills – 9.9%

U.S. Treasury Bill Zero Coupon, 05/21/2026 (cost $16,863,906)	U.S.$	17,000	16,864,736

Treasury Bills – 9.2%
Japan – 9.2%

Japan Treasury Discount Bill Series 1352 Zero Coupon, 03/30/2026 (cost $15,597,680)	JPY	2,450,000	15,681,004

Total Investments Before Security Lending Collateral for Securities Loaned - 94.8% (cost $144,679,632)			160,913,314

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 9.1%
Investment Companies – 9.1%

AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(a) (h) (i) (cost $15,537,633)		15,537,633	15,537,633

Total Investments – 103.9% (cost $160,217,265)(j)			176,450,947
Other assets less liabilities – (3.9)%			(6,660,769)

Net Assets – 100.0%			$169,790,178

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Australian 10 Yr Bond Futures	98	March 2026	$7,711,502	$43,803
Brent Crude Oil Futures	25	July 2026	1,755,000	11,285
Canadian 5 Yr Bond Futures	62	June 2026	5,241,626	11,707
Canadian 10 Yr Bond Futures	39	June 2026	3,512,159	11,939
Cocoa Futures	6	July 2026	176,520	(10,421)
Coffee ‘C’ Futures	4	May 2026	421,125	(73,828)
Copper Futures	10	July 2026	1,529,500	61,272
Corn Futures	37	July 2026	843,600	21,392
Cotton No. 2 Futures	7	May 2026	229,635	5,295
Euro-BOBL Futures	73	March 2026	10,131,725	68,873
Euro-BTP Futures	19	March 2026	2,758,032	55,871
Euro-Bund Futures	52	March 2026	8,001,749	92,701
Euro-OAT Futures	23	March 2026	3,367,749	74,159
FTSE/MIB Index Futures	3	March 2026	837,831	54,393
Gasoline RBOB Futures	5	April 2026	481,530	68,708
Gold 100 OZ Futures	18	April 2026	9,446,220	810,123
Hang Seng Index Futures	2	March 2026	340,108	(3,510)
IBEX 35 Index Futures	4	March 2026	870,187	24,174
KC HRW Wheat Futures	13	July 2026	385,775	5,279
Lean Hogs Futures	11	June 2026	482,020	40,341
Live Cattle Futures	8	April 2026	743,120	43,753
LME Lead Futures	3	March 2026	144,590	(8,623)
LME Nickel Futures	4	March 2026	424,387	485
LME Primary Aluminum Futures	12	March 2026	941,805	1,438
LME Zinc Futures	6	March 2026	496,449	24,255
Long Gilt Futures	71	June 2026	8,963,603	102,252
Low SU Gasoil Futures	9	May 2026	654,750	97,466
MSCI Emerging Markets Index Futures	18	March 2026	1,443,330	191,113
MSCI Singapore ETS Index Futures	8	March 2026	291,912	(3,519)
Natural Gas Futures	49	April 2026	1,411,690	(105,357)
NY Harbor ULSD Futures	5	April 2026	531,594	100,072
S&P 500 E-Mini Futures	47	March 2026	16,189,150	(183,692)
S&P Mid 400 E-Mini Futures	4	March 2026	1,431,160	62,141
S&P/TSX 60 Index Futures	10	March 2026	2,890,657	168,034
Silver Futures	2	May 2026	932,910	146,316
Soybean Futures	19	May 2026	1,112,213	86,427
Soybean Meal Futures	17	July 2026	548,760	16,993
Soybean Oil Futures	20	May 2026	742,200	147,565
SPI 200 Futures	9	March 2026	1,468,312	86,506
Sugar 11 (World) Futures	31	June 2026	481,566	8,003
TOPIX Index Futures	20	March 2026	5,064,515	729,635
U.S. T-Note 5 Yr (CBT) Futures	139	June 2026	15,309,547	84,786
U.S. T-Note 10 Yr (CBT) Futures	496	June 2026	56,451,000	295,519
U.S. Ultra Bond (CBT) Futures	12	June 2026	1,459,125	14,978
Wheat (CBT) Futures	20	July 2026	598,750	25,573
WTI Crude Futures	23	April 2026	1,538,470	189,541
Sold Contracts
Bloomberg Commodity Index Futures	228	March 2026	2,774,375	(289,599)
DAX Index Futures	2	March 2026	1,497,501	(62,568)
E-mini S&P 500 Equal Weight Futures	11	March 2026	1,824,680	(94,071)
Euro STOXX 50 Index Futures	5	March 2026	363,519	(17,345)
FTSE 100 Index Futures	2	March 2026	293,950	(32,147)
LME Primary Aluminum Futures	2	March 2026	156,967	3,025
OMXS 30 Index Futures	3	March 2026	107,213	(3,129)

				$3,199,382

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Ltd.	USD	618	EUR	523	04/16/2026	$1,527
Bank of America NA	PEN	448	USD	133	03/13/2026	(136)
Bank of America NA	USD	2,037	CNH	14,059	03/26/2026	15,394
Bank of America NA	PLN	4,023	USD	1,123	03/27/2026	(2,356)
Bank of America NA	USD	516	HUF	167,426	03/27/2026	8,120
Bank of America NA	USD	5,359	JPY	841,441	04/10/2026	46,373
Bank of America NA	USD	398	KRW	575,573	04/14/2026	2,201
Bank of America NA	USD	1,395	EUR	1,177	04/16/2026	(1,047)
Bank of America NA	USD	782	AUD	1,115	04/22/2026	11,325
Bank of America NA	USD	1,096	ZAR	17,570	04/24/2026	3,033
Barclays Capital, Inc.	BRL	524	USD	102	03/03/2026	(457)
Barclays Capital, Inc.	USD	100	BRL	524	03/03/2026	2,541
Barclays Capital, Inc.	USD	1,335	COP	5,149,478	03/13/2026	34,530
Barclays Capital, Inc.	USD	92	MYR	361	03/18/2026	668
Barclays Capital, Inc.	PLN	7,968	USD	2,211	03/27/2026	(18,465)
Barclays Capital, Inc.	USD	1,730	JPY	265,624	04/10/2026	(23,243)
Barclays Capital, Inc.	EUR	6,646	USD	7,982	04/16/2026	113,197
Barclays Capital, Inc.	USD	2,378	EUR	1,978	04/16/2026	(35,920)
Barclays Capital, Inc.	CAD	995	USD	728	04/17/2026	(2,455)
Barclays Capital, Inc.	NZD	919	USD	556	04/22/2026	3,701
Barclays Capital, Inc.	USD	606	NZD	1,005	04/22/2026	(2,101)
BNP Paribas SA	USD	2,236	CLP	1,932,923	03/13/2026	(21,598)
Citibank NA	USD	1,028	CNH	7,088	03/26/2026	6,720
Citibank NA	JPY	2,450,000	USD	15,708	04/01/2026	(19,671)
Citibank NA	JPY	266,590	USD	1,711	04/10/2026	(1,538)
Citibank NA	CAD	1,396	USD	1,025	04/17/2026	19
Citibank NA	CAD	1,481	USD	1,083	04/17/2026	(5,068)
Citibank NA	USD	5,138	CAD	6,994	04/17/2026	(96)
Citibank NA	AUD	891	USD	629	04/22/2026	(5,410)
Citibank NA	EUR	849	USD	1,008	04/23/2026	2,905
Citibank NA	SEK	32,767	USD	3,677	04/23/2026	37,895
Citibank NA	USD	1,008	NOK	9,567	04/23/2026	(2,204)
Citibank NA	USD	3,262	SEK	29,017	04/23/2026	(39,272)
Citibank NA	USD	2,242	TWD	70,750	04/24/2026	16,022
Citibank NA	USD	1,959	INR	178,151	05/13/2026	(12,540)
Deutsche Bank AG	BRL	12,579	USD	2,443	03/03/2026	(10,961)
Deutsche Bank AG	USD	2,410	BRL	12,579	03/03/2026	43,518
Deutsche Bank AG	PEN	688	USD	205	03/13/2026	310
Deutsche Bank AG	PEN	3,288	USD	977	03/13/2026	(2,620)
Deutsche Bank AG	USD	290	COP	1,101,813	03/13/2026	2,453
Deutsche Bank AG	USD	887	COP	3,259,887	03/13/2026	(20,514)
Deutsche Bank AG	KRW	274,984	USD	192	04/14/2026	650
Deutsche Bank AG	USD	214	KRW	310,237	04/14/2026	1,673
Deutsche Bank AG	USD	1,301	EUR	1,083	04/16/2026	(18,564)
Deutsche Bank AG	CAD	3,736	USD	2,739	04/17/2026	(4,796)
Deutsche Bank AG	NZD	3,340	USD	2,015	04/22/2026	7,871
Deutsche Bank AG	TWD	35,675	USD	1,126	04/24/2026	(12,719)
Deutsche Bank AG	USD	1,136	TWD	35,960	04/24/2026	12,211
Goldman Sachs Bank USA	BRL	22,051	USD	4,285	03/03/2026	(16,137)
Goldman Sachs Bank USA	USD	4,284	BRL	22,051	03/03/2026	17,707
Goldman Sachs Bank USA	MXN	9,489	USD	525	03/12/2026	(25,040)
Goldman Sachs Bank USA	COP	9,840,070	USD	2,613	03/13/2026	(3,499)
Goldman Sachs Bank USA	PEN	631	USD	188	03/13/2026	234
Goldman Sachs Bank USA	USD	186	COP	683,355	03/13/2026	(4,226)
Goldman Sachs Bank USA	MYR	4,838	USD	1,232	03/18/2026	(12,513)
Goldman Sachs Bank USA	USD	1,135	MYR	4,477	03/18/2026	15,959
Goldman Sachs Bank USA	BRL	7,243	USD	1,397	04/02/2026	(5,776)
Goldman Sachs Bank USA	USD	2,856	BRL	14,808	04/02/2026	11,810
Goldman Sachs Bank USA	KRW	181,336	USD	127	04/14/2026	1,101
Goldman Sachs Bank USA	KRW	512,733	USD	351	04/14/2026	(5,757)
Goldman Sachs Bank USA	USD	861	AUD	1,238	04/22/2026	19,442
Goldman Sachs Bank USA	USD	551	NZD	921	04/22/2026	2,384
Goldman Sachs Bank USA	IDR	1,670,991	USD	99	04/23/2026	79
Goldman Sachs Bank USA	IDR	1,682,669	USD	100	04/23/2026	(193)
Goldman Sachs Bank USA	GBP	13,078	USD	17,683	04/24/2026	55,003

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs Bank USA	USD	2,265	GBP	1,675	04/24/2026	$(7,045)
Goldman Sachs Bank USA	INR	24,871	USD	273	05/13/2026	1,093
HSBC Bank USA	BRL	23,260	USD	4,471	03/03/2026	(65,837)
HSBC Bank USA	USD	4,489	BRL	23,260	03/03/2026	48,311
HSBC Bank USA	CLP	975,723	USD	1,122	03/13/2026	4,500
HSBC Bank USA	CLP	2,025,291	USD	2,247	03/13/2026	(73,636)
HSBC Bank USA	USD	86	CLP	73,911	03/13/2026	(1,217)
HSBC Bank USA	USD	377	COP	1,394,967	03/13/2026	(5,796)
HSBC Bank USA	USD	825	PEN	2,784	03/13/2026	4,190
HSBC Bank USA	USD	2,212	HUF	729,805	03/27/2026	73,106
HSBC Bank USA	KRW	575,573	USD	399	04/14/2026	(1,457)
HSBC Bank USA	USD	2,249	KRW	3,250,141	04/14/2026	10,168
HSBC Bank USA	USD	3,144	NZD	5,232	04/22/2026	226
HSBC Bank USA	USD	594	NZD	985	04/22/2026	(2,416)
HSBC Bank USA	IDR	6,461,487	USD	383	04/23/2026	(1,440)
HSBC Bank USA	PHP	2,347	USD	40	04/23/2026	(936)
HSBC Bank USA	USD	471	PHP	27,851	04/23/2026	11,103
HSBC Bank USA	INR	117,598	USD	1,294	05/13/2026	9,231
JPMorgan Chase Bank	JPY	265,624	USD	1,687	04/10/2026	(19,288)
JPMorgan Chase Bank	CAD	1,461	USD	1,079	04/17/2026	5,516
JPMorgan Chase Bank	AUD	1,535	USD	1,089	04/22/2026	(3,717)
JPMorgan Chase Bank	SEK	7,763	USD	863	04/23/2026	271
JPMorgan Chase Bank	USD	863	NOK	8,222	04/23/2026	1,932
Morgan Stanley Capital Services, Inc.	USD	1,426	MXN	25,873	03/12/2026	75,040
Morgan Stanley Capital Services, Inc.	PEN	804	USD	241	03/13/2026	1,016
Morgan Stanley Capital Services, Inc.	JPY	314,085	USD	1,995	04/10/2026	(23,236)
Morgan Stanley Capital Services, Inc.	USD	1,227	JPY	188,834	04/10/2026	(13,366)
Morgan Stanley Capital Services, Inc.	USD	119	KRW	170,330	04/14/2026	(441)
Morgan Stanley Capital Services, Inc.	CHF	3,554	USD	4,678	04/16/2026	33,039
Morgan Stanley Capital Services, Inc.	AUD	3,978	USD	2,785	04/22/2026	(44,951)
Morgan Stanley Capital Services, Inc.	USD	2,353	AUD	3,392	04/22/2026	60,614
Morgan Stanley Capital Services, Inc.	NOK	24,921	USD	2,610	04/23/2026	(10,628)
Morgan Stanley Capital Services, Inc.	INR	35,682	USD	392	05/13/2026	1,740
Standard Chartered Bank	EUR	1,275	USD	1,517	04/16/2026	8,015
State Street Bank & Trust Co.	MXN	2,265	USD	132	03/12/2026	524
State Street Bank & Trust Co.	MXN	31,621	USD	1,762	03/12/2026	(72,548)
State Street Bank & Trust Co.	THB	96,421	USD	3,068	03/13/2026	(35,559)
State Street Bank & Trust Co.	USD	185	THB	5,763	03/13/2026	743
State Street Bank & Trust Co.	USD	383	THB	11,872	03/13/2026	(1,233)
State Street Bank & Trust Co.	CNH	6,832	USD	983	03/26/2026	(14,097)
State Street Bank & Trust Co.	HUF	90,280	USD	283	03/27/2026	(66)
State Street Bank & Trust Co.	USD	378	CZK	7,779	03/27/2026	966
State Street Bank & Trust Co.	USD	409	CZK	8,353	03/27/2026	(1,931)
State Street Bank & Trust Co.	USD	440	HUF	141,412	03/27/2026	2,446
State Street Bank & Trust Co.	USD	695	PLN	2,507	03/27/2026	6,151
State Street Bank & Trust Co.	JPY	23,844	USD	155	04/10/2026	1,352
State Street Bank & Trust Co.	JPY	51,320	USD	329	04/10/2026	(1,125)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	USD	630	JPY	96,886	04/10/2026	$(7,903)
State Street Bank & Trust Co.	CHF	179	USD	235	04/16/2026	1,530
State Street Bank & Trust Co.	CHF	66	USD	86	04/16/2026	(540)
State Street Bank & Trust Co.	EUR	421	USD	499	04/16/2026	158
State Street Bank & Trust Co.	EUR	138	USD	163	04/16/2026	(504)
State Street Bank & Trust Co.	USD	756	CHF	582	04/16/2026	4,373
State Street Bank & Trust Co.	USD	34	CHF	26	04/16/2026	(35)
State Street Bank & Trust Co.	USD	489	EUR	414	04/16/2026	1,111
State Street Bank & Trust Co.	USD	422	EUR	353	04/16/2026	(3,534)
State Street Bank & Trust Co.	CAD	381	USD	279	04/17/2026	(1,095)
State Street Bank & Trust Co.	USD	823	CAD	1,121	04/17/2026	843
State Street Bank & Trust Co.	USD	163	CAD	221	04/17/2026	(330)
State Street Bank & Trust Co.	AUD	548	USD	385	04/22/2026	(4,836)
State Street Bank & Trust Co.	NZD	723	USD	434	04/22/2026	(96)
State Street Bank & Trust Co.	USD	337	AUD	479	04/22/2026	3,587
State Street Bank & Trust Co.	USD	376	NZD	626	04/22/2026	537
State Street Bank & Trust Co.	USD	191	NZD	315	04/22/2026	(1,457)
State Street Bank & Trust Co.	NOK	3,886	USD	406	04/23/2026	(2,138)
State Street Bank & Trust Co.	SEK	4,682	USD	528	04/23/2026	7,617
State Street Bank & Trust Co.	USD	743	NOK	7,072	04/23/2026	625
State Street Bank & Trust Co.	USD	480	SEK	4,340	04/23/2026	1,615
State Street Bank & Trust Co.	USD	429	SEK	3,855	04/23/2026	(1,013)
State Street Bank & Trust Co.	USD	149	GBP	110	04/24/2026	(393)
State Street Bank & Trust Co.	ZAR	8,063	USD	503	04/24/2026	(1,181)
UBS	IDR	21,181,262	USD	1,254	04/23/2026	(6,020)

						$111,932

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	5.00%	Quarterly	3.32%	USD	8,593	$665,314	$606,969	$58,345

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
NZD	20,260	02/24/2027	3 Month BKBM	3.508%	Quarterly/Semi-Annual	$106,446	$158,825	$(52,379)
NZD	4,470	02/28/2027	3 Month BKBM	3.445%	Quarterly/Semi-Annual	21,629	30,042	(8,413)
USD	17,100	11/05/2027	1 Day SOFR	3.391%	Annual	17,159	(262)	17,421
GBP	3,170	10/26/2028	1 Day SONIA	4.627%	Annual	144,144	—	144,144
NZD	5,540	10/03/2033	3 Month BKBM	5.128%	Quarterly/Semi-Annual	359,419	—	359,419
USD	2,930	10/07/2035	1 Day SOFR	3.617%	Annual	20,613	—	20,613

						$669,410	$188,605	$480,805

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	140	03/20/2026	$ (12,628)

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Fair valued by the Adviser.
(c)	Non-income producing security.
(d)	Escrow shares.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Represents entire or partial securities out on loan.
(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2026, the market value of this security amounted to $14,012,472 or 8.3% of net assets.

(h)	The rate shown represents the 7-day yield as of period end.
(i)	Affiliated investments.
(j)

As of February 28, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,568,998 and gross unrealized depreciation of investments was $(1,731,162), resulting in net unrealized appreciation of $3,837,836.

Currency Abbreviation:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-NAHY – North American High Yield Credit Default Swap Index

DAX – Deutscher Aktien Index (German Stock Index)

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

IBEX – International Business Exchange

KC HRW – Kansas City Hard Red Winter

LME – London Metal Exchange

MIB – Milano Italia Borsa

MSCI – Morgan Stanley Capital International

OAT – Obligations Assimilables du Trésor

OMXS – Stockholm Stock Exchange

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

SPI – Share Price Index

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

ULSD – Ultra-Low Sulfur Diesel

WTI – West Texas Intermediate

COUNTRY BREAKDOWN1

February 28, 2026 (unaudited)

38.7%	United States
8.7%	United Kingdom
5.0%	Multinational
1.7%	Brazil
45.9%	Short-Term Investments

100.0%	Total Investments

1

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

AB Global Risk Allocation Fund, Inc.

February 28, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2026:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Investment Companies	$57,320,753	$—	$0	(a)	$57,320,753
Governments - Treasuries	—	14,012,472	—		14,012,472
Inflation-Linked Securities	—	11,807,243	—		11,807,243
Emerging Markets - Treasuries	—	2,691,853	—		2,691,853
Purchased Options - Puts	—	568,800	—		568,800
Purchased Options - Calls	—	537,600	—		537,600
Common Stocks	—	5,329	42,169		47,498
Warrants	—	—	0	(a)	—
Short-Term Investments:
Investment Companies	41,381,355	—	—		41,381,355
U.S. Treasury Bills	—	16,864,736	—		16,864,736
Treasury Bills	—	15,681,004	—		15,681,004
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	15,537,633	—	—		15,537,633

Total Investments in Securities	114,239,741	62,169,037	42,169	(a)	176,450,947
Other Financial Instruments(b):
Assets:
Futures	4,087,191	—	—		4,087,191
Forward Currency Exchange Contracts	—	881,865	—		881,865
Centrally Cleared Credit Default Swaps	—	665,314	—		665,314
Centrally Cleared Interest Rate Swaps	—	669,410	—		669,410
Liabilities:
Futures	(887,809)	—	—		(887,809)
Forward Currency Exchange Contracts	—	(769,933)	—		(769,933)
Total Return Swaps	—	(12,628)	—		(12,628)

Total	$117,439,123	$63,603,065	$42,169	(a)	$181,084,357

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2026 is as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$30,615	$71,345	$60,579	$41,381	$318
AB Government Money Market Portfolio*	55	30,280	14,797	15,538	56
Total	$30,670	$101,625	$75,376	$56,919	$374

*	Investments of cash collateral for securities lending transactions.